CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,771,661	$ 938,010
Available-for-sale securities [note 3]	650,823	500,825
Accounts receivable [note 4]	306,718	409,954
Receivable from a related party [note 10i]	43,946	6,547
Prepaid expenses and deposits	46,051	28,333
Deferred income tax assets [note 8]	56,328	72,464
Total current assets	2,875,527	1,956,133
Equipment [note 5]	36,519	50,521
Long term investments [note 6]	270,371	126,115
Deferred income tax assets [note 8]	0	38,450
Total assets	3,182,417	2,171,219
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	252,224	276,821
Due to related parties, non-interest bearing [note 10c]	31,613	2,128
Deferred revenue	136,651	105,724
Bank loans [note 7]	702,866	0
Total current liabilities	1,123,354	384,673
Stockholders' equity [note 9]
Common stock Authorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,226,339	4,179,538
Accumulated other comprehensive income	(9,351)	(3,786)
Deficit	(2,226,158)	(2,425,124)
Equity attributable to shareholders of the Company	2,001,780	1,761,578
Non-controlling interests	57,283	24,968
Total stockholders' equity	2,059,063	1,786,546
Total liabilities and stockholders' equity	3,182,417	2,171,219
Commitments [note 13]
Subsequent events [note 14]